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ORRICK, HERRINGTON & SUTCLIFFE LLP
1000 MARSH ROAD
MENLO PARK, CALIFORNIA 94025
tel 650-614-7400
fax 650-614-7401
www.orrick.com

May 16, 2005

Via Edgar

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn:	Peggy A. Fisher, Assistant Director
Adélaja K. Heyliger
Tara Harkins
Jay Webb

Re:	Micrus Corporation
Registration Statement on Form S-1
Filed March 4, 2005
File No. 333-123154

Ladies and Gentlemen:

     On behalf of Micrus Corporation (the “Company”), we are transmitting herewith via the EDGAR System Amendment No. 3 to Form S-1 of the Company.

     Please do not hesitate to contact the undersigned at (650) 614-7656 if you have any questions or would like any additional information regarding this matter.

Sincerely,

/s/ Glen R. Van Ligten

Glen R. Van Ligten

Enclosures

cc:	Robert A. Stern, Chief Financial Officer (w/out enclosures)
Scott D. Elliott, esq. (w/o enclosures)